Stock Warrants	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Enjoy Technology Inc [Member]
Stock Warrants
8.	STOCK WARRANTS
Series B Redeemable Convertible Preferred Stock Warrants
– In connection with the TriplePoint Loan agreement, the Company issued a warrant to purchase 336,304 shares of its Series B redeemable convertible preferred stock at an exercise price of $2.3788 per share. These warrants expire on November 13, 2030. The warrants are classified as liabilities because they represent an
obligation indexed to the repurchase of the Company’s own equity since the underlying shares are contingently redeemable. The fair value of the warrant at issuance date was determined utilizing a hybrid market approach (guideline public company method and implied method) for its option pricing methodology.
The warrant was recorded at its estimated fair value of $0.2 million at issuance as a warrant liability.
Changes in fair value are recorded to other income (expense) in the condensed consolidated statements of operations. As of September 30, 2021 and December 31, 2020, the fair value of the warrant liability was
$0.4 million and $0.8 million, respectively.
The following table provides a reconciliation of changes in fair value for the Company’s warrant liability using inputs classified as Level 3 (in thousands):

Balance at December 31, 2020	$806
Change in fair value	(447)

Balance at September 30, 2021	$359

Balance at December 31, 2019	$337
Change in fair value	392

Balance at September 30, 2020	$729

The Series B Redeemable Convertible Preferred Stock was converted into common stock as part of the Merger (See Note 18). Consequently, the related redeemable convertible preferred stock warrant was also converted to warrant to purchase common stock. As a result, the warrant liability was reclassified to additional paid-in
capital upon closing of the Merger and no further remeasurement is required on a go forward basis.

Blue Torch Loan Warrants
– The Company issued warrants to Blue Torch and its affiliates to purchase up to 474,388 shares of the Company’s Common Stock, at an exercise price of $0.01 per share and a term of 10 years. The warrants became exercisable on the date of grant. These warrants are classified as equity. As of the issuance date, the warrants are recorded at their estimated fair value of $1.4 million as debt discount with an offset to additional paid-in
capital. In connection with the Merger, the Blue Torch Loan Warrants were exercised in full (See Note 18).

9.	STOCK WARRANTS
Series B Redeemable Convertible Preferred Stock Warrants

– In connection with the TriplePoint Loan agreement, the Company issued a warrant to purchase 336,304 shares of its Series B redeemable convertible preferred stock at an exercise price of $2.3788 per share. These warrants expire on November 13, 2030. The warrants are classified as liabilities because they represent on obligation indexed to the repurchase of the Company’s own equity since the underlying shares are contingently redeemable. The fair value of the warrant at issuance date was determined utilizing a hybrid market approach (guideline public company method and implied method) for its option pricing methodology.
The warrant was recorded at its estimated fair value of $0.2 million at issuance as a warrant liability. The Company will continue to adjust the redeemable convertible preferred stock warrant liability for changes in the fair value until the earlier of the expiration or exercise of the warrants, or upon the conversion of all the Series B Redeemable Convertible Preferred Stock into common stock and no further remeasurement is required.
Changes in fair value are recorded to other expense in the consolidated statements of operations. As of December 31, 2020, the fair value of the warrant liability was $0.8 million. As of December 31, 2019, the fair value of the warrant liability was $0.3 million.
The following table provides a reconciliation of changes in fair value for the Company’s warrant liability using inputs classified as Level 3 (in thousands):

Balance at January 1, 2019	$224
Change in fair value	113

Balance at December 31, 2019	337
Change in fair value	469

Balance at December 31, 2020	$806

Blue Torch Loan Warrants

– The Company issued warrants to Blue Torch and its affiliates to purchase up to 474,388 shares of the Company’s Common Stock, at an exercise price of $0.01 per share and a term of 10 years. The warrants became exercisable on the date of grant. These warrants are classified as equity. As of the issuance date, the warrants are recorded at their estimated fair value of $1.4 million as debt discount with an offset to additional paid-in

capital.